Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of core deposit intangibles and related amortization

Intangible assets consist of core deposit intangibles arising from various bank acquisitions. A summary of core deposit intangibles and related amortization for the periods shown below follows:

	2016	2015
Balance at beginning of year	$104	$161
Capitalized	879	—
Amortization	(111)	(57)

Balance at end of year	$872	$104

Estimated future aggregate amortization expense	At September 30, 2016, the estimated future aggregate amortization expense for the core deposit intangibles is as follows:

2017	156
2018	141
2019	127
2020	126
2021	126
After 2021	196

Total	$872